Bank Borrowings - Schedule of Loan Type in Terms of Currency (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loan Type in Terms of Currency [Abstract]
Carrying value	$ 6,108,552	$ 5,582,665
Within 1 year or on demand	6,108,552	5,582,665
2025
2026
2027
Thereafter